S000005544 [Member] Investment Strategy - Nuveen Credit Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in credit and credit-related instruments. Credit and credit-related instruments include, but are not limited to:
• domestic and foreign corporate debt obligations, including bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal;
• fixed and floating rate loans, including senior loans and secured and unsecured junior loans, in an amount not to exceed 30% of the Fund’s net assets;
• residential and commercial mortgage-backed securities;
• asset-backed securities;
• preferred securities and contingent capital securities (sometimes referred to as “CoCos”) in an aggregate amount not to exceed 20% of the Fund’s net assets;
• interests in senior, mezzanine, and subordinated/equity classes or “tranches” of collateralized loan obligations (“CLOs”);
• U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities); and
• debt obligations of foreign governments.
The Fund will invest at least 65% of its assets in securities rated lower than investment grade at the time of purchase or in unrated bonds of comparable quality as determined by the Fund’s sub-adviser (securities commonly referred to as “high yield” securities or “junk” bonds). There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the Fund.
The Fund may invest without limitation in debt obligations of foreign corporations and governments. However, no more than 30% of the Fund’s total assets may be invested in securities of governmental and corporate issuers that are located in emerging market countries.
The Fund may invest in securities that have not been registered under the Securities Act of 1933, as amended (the “Securities Act”) (“restricted securities”), including securities sold in private placement transactions between issuers and their purchasers and securities that meet the requirements of Rule 144A under the Securities Act (“Rule 144A securities”). Rule 144A securities may be resold under certain circumstances only to qualified institutional buyers as defined by the rule.
The Fund may invest in exchange-traded funds (“ETFs”), closed-end funds, and other investment companies (“investment companies”).
The Fund’s sub-adviser makes buy, sell, and hold decisions using a “top-down” approach, which begins with the formulation of the sub-adviser’s general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, the sub-adviser selects individual securities within these sectors or industries. The sub-adviser also analyzes expected changes to the yield curve under multiple market conditions to help define maturity and duration selection.
The Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; foreign currency contracts; options on foreign currencies; swap agreements, including interest rate swaps, currency swaps, total return swaps and credit default swaps; and options on swap agreements. The Fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions.